CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions, except Share data	Total USD ($)	Total INR	Equity Share USD ($)	Equity Share INR	Additional Paid In Capital USD ($)	Additional Paid In Capital INR	Retained Earnings USD ($)	Retained Earnings INR	Statutory Reserve USD ($)	Statutory Reserve INR	Accumulated Other Comprehensive Income (loss) USD ($)	Accumulated Other Comprehensive Income (loss) INR	Total HDFC Bank Limited Shareholders Equity USD ($)	Total HDFC Bank Limited Shareholders Equity INR	Noncontrolling interest USD ($)	Noncontrolling interest INR	Comprehensive Income USD ($)	Comprehensive Income INR
Beginning Balance at Mar. 31, 2008		119,707.3		3,544.3		70,675.5		31,065.7		15,193.7		(1,233.9)		119,245.3		462.0
Beginning Balance (in shares) at Mar. 31, 2008				1,772,164,600
Shares issued upon exercise of options (in shares)		4,340,500		5,336,165
Shares issued upon exercise of options		794.0		10.7		783.3								794.0
Shares issued in connection with acquisition of CBoP (in shares)				349,419,780
Shares issued in connection with acquisition of CBoP		102,146.6		698.8		101,447.8								102,146.6
Share-based compensation		1,971.9				1,971.9								1,971.9
Dividends, including dividend tax		(3,530.5)						(3,530.5)						(3,530.5)
Transfer to statutory reserve								(7,793.6)		7,793.6
Proceed from issue of warrants		4,009.2				4,009.2								4,009.2
Net income		15,197.7						15,104.3						15,104.3		93.4		15,197.7
Unrealized gain reclassified to earnings [net of tax Rs. (320.7) in 2011, Rs.(1,528.0) in 2010 and Rs. (51.8) in 2009 ]		(100.6)										(100.6)		(100.6)				(100.6)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (2,402.1) in 2011, Rs.(2,955.3) in 2010 and Rs.5,021.8 in 2009]		9,857.5										9,857.5		9,857.5				9,857.5
Comprehensive income																		24,954.6
Comprehensive income attributable to HDFC Bank Limited																		24,861.2
Comprehensive income attributable to Noncontrolling interest																		93.4
Total Comprehensive income																		24,954.6
Ending Balance at Mar. 31, 2009		250,053.1		4,253.8		178,887.7		34,845.9		22,987.3		8,523.0		249,497.7		555.4
Ending Balance (in shares) at Mar. 31, 2009				2,126,920,545
Shares issued upon exercise of warrants (in shares)				131,001,100
Shares issued upon exercise of warrants		36,080.5		262.0		35,818.5								36,080.5
Shares issued upon exercise of options (in shares)		23,883,500		30,794,715
Shares issued upon exercise of options		5,559.7		61.6		5,498.1								5,559.7
Share-based compensation		3,580.6				3,580.6								3,580.6
Dividends, including dividend tax		(4,985.8)						(4,985.8)						(4,985.8)
Transfer to statutory reserve								(7,371.7)		7,371.7
Net income		24,887.8						24,570.7						24,570.7		317.1		24,887.8
Unrealized gain reclassified to earnings [net of tax Rs. (320.7) in 2011, Rs.(1,528.0) in 2010 and Rs. (51.8) in 2009 ]		(3,072.0)										(3,072.0)		(3,072.0)				(3,072.0)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (2,402.1) in 2011, Rs.(2,955.3) in 2010 and Rs.5,021.8 in 2009]		(5,634.3)										(5,634.3)		(5,634.3)				(5,634.3)
Foreign currency translation reserve		(15.4)										(15.4)		(15.4)				(15.4)
Comprehensive income																		16,166.1
Comprehensive income attributable to HDFC Bank Limited																		15,849.0
Comprehensive income attributable to Noncontrolling interest																		317.1
Total Comprehensive income																		16,166.1
Ending Balance at Mar. 31, 2010		306,454.2		4,577.4		223,784.9		47,059.1		30,359.0		(198.7)		305,581.7		872.5
Ending Balance (in shares) at Mar. 31, 2010				2,288,716,360
Shares issued upon exercise of options (in shares)	34,645,250			37,412,060
Shares issued upon exercise of options		8,281.6		74.8		8,206.8								8,281.6
Share-based compensation		3,407.7				3,407.7								3,407.7
Dividends, including dividend tax		(6,440.9)						(6,440.9)						(6,440.9)
Change in ownership interest in subsidiary						(21.5)								(21.5)		21.5
Shares issued to non - controlling interest		113.7														113.7
Transfer to statutory reserve								(9,869.0)		9,869.0
Net income	932.3	41,527.3						41,196.9						41,196.9		330.4		41,527.3
Unrealized gain reclassified to earnings [net of tax Rs. (320.7) in 2011, Rs.(1,528.0) in 2010 and Rs. (51.8) in 2009 ]		(644.8)										(644.8)		(644.8)				(644.8)
Change in the unrealized net (loss) gain on available for sale securities, [net of tax Rs. (2,402.1) in 2011, Rs.(2,955.3) in 2010 and Rs.5,021.8 in 2009]		(4,832.9)										(4,832.9)		(4,832.9)				(4,832.9)
Foreign currency translation reserve		(36.1)										(36.1)		(36.1)				(36.1)
Comprehensive income																	808.6	36,013.5
Comprehensive income attributable to HDFC Bank Limited																		35,683.1
Comprehensive income attributable to Noncontrolling interest																		330.4
Total Comprehensive income																	808.6	36,013.5
Ending Balance at Mar. 31, 2011	$ 7,809.2	347,829.8	$ 104.4	4,652.2	$ 5,284.6	235,377.9	$ 1,615.3	71,946.1	$ 903.2	40,228.0	$ (128.3)	(5,712.5)	$ 7,779.2	346,491.7	$ 30.0	1,338.1
Ending Balance (in shares) at Mar. 31, 2011			2,326,128,420